IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

February 18, 2014

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)

CIK #883622

We are hereby transmitting for filing through EDGAR a registration statement on Form N-14/A under the Securities Act of 1933 for the above-referenced Registrant. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Registrant.

These shares are being registered pursuant to a Plan of Reorganization and Termination pursuant to which the Registrant will transfer all of its assets under the Ivy Managed European/Pacific Fund to the Ivy Managed International Opportunities Fund, also a series of the Registrant, and the Ivy Managed International Opportunities Fund will assume all of the liabilities of the Ivy Managed European/Pacific Fund.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington
Mara Herrington
Vice President and Secretary